COMPENSATION PLANS (Details) - USD ($) $ in Thousands		9 Months Ended
	Mar. 18, 2021	Sep. 30, 2020
COMPENSATION PLANS
Number of units awarded		1,433,500
Vesting percentage	0.33%
Net proceeds of initial public offering		$ 250,000